Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Short-Term Borrowings [Text Block]
SHORT-TERM BORROWINGS

As of December 31, 2014, short-term borrowings consist mainly of Euros 1,124 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to Euros 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2015	Euribor + 0,7%

As of December 31, 2013, short-term borrowings consist mainly of Euros 1,206 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to Euros 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	October 21, 2014	Euribor + 0,7%